Debt Schedule of Long-term Debt Instruments (Details)							9 Months Ended
	Mar. 19, 2020	Jun. 27, 2019	May 24, 2019	May 21, 2019 USD ($)	Nov. 16, 2018 USD ($)	Oct. 25, 2017 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 16, 2019
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Short-term Debt							$ 41,253,000	$ 75,276,000
Notes Payable, Current							41,253,000	75,276,000
Bank loans and senior notes, gross- Non-Current								663,423,000
Debt, Long-term and Short-term, Combined Amount							650,795,000	738,699,000
Unamortized deferred financing cost - Current							504,000	1,161,000
Unamortized deferred financing costs- Non Current							8,304,000	9,164,000
Unamortized deferred financing costs							8,808,000	10,325,000
Total bank loans and senior notes, net							$ 641,987,000	728,374,000
Document Period End Date							Sep. 30, 2020
Current Fiscal Year End Date							--12-31
Long-term Debt, Gross							$ 38,700,000
Long -term debt excluding current maturities - Bank loans							$ 609,542,000	663,423,000
Number of vessels							54
Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							$ 650,795,000	738,699,000
Percentage of the value any new Equity Issues after December 31, 2013							25.00%
Minimum Cumulative positive net income required for each fiscal quarter (as a percentage) for Net worth							50.00%
Minimum liquidity							$ 25,000,000.0
Minimum liquidity per owned vessels							$ 500,000
Minimum Fair value of the collateral of each credit facility							140.00%
Maximum Fair value of the collateral of each credit facility							160.00%
Minimum fair value vessel for financing obligations							115.00%
$12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							$ 12.5
Long-term Debt, Gross							0	8,617,000
$27.3 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							$ 27.3
Number of vessels covered by credit facility							2
Long-term Debt, Gross							$ 0	8,813,000
$85.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							33,531,000	46,499,000
$38.7 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							0	10,200,000
Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback									6
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Line of Credit Facility, Increase (Decrease), Net							1,700,000
Virgo and Libra Lease [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Line of Credit Facility, Increase (Decrease), Net				$ 1,500,000
$30.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							26,166,000	27,198,000
$60.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							24,029,000
$60.0 Million Credit Facility [Member] [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross								26,573,000
$12.8 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							12.8
Long-term Debt, Gross							0	11,475,000
$184.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							66,552,000	130,145,000
$34.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							30,786,000	31,571,000
$90.0 Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							72,550,000	82,100,000
AVIC [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement		eight years
$67.3 Million Lease Financing | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Projected Scrubber Cost per Unit							$ 1.5
Kamsarmax | $85.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels							0
Kamsarmax | $30.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels							2
Kamsarmax | $60.0 Million Credit Facility [Member] [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels							0
Kamsarmax | $184.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels							5
Kamsarmax | $34.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels							2
Kamsarmax | $90.0 Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels							0
AVIC [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							$ 104,330,000
Ultramax pool [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Scrubber percentage of Market Value to be financed							82.00%
Scrubber percentage to be financed							82.00%
ScrubberLoanAmortQuarterlyRate							$ 82,000
Line of Credit Facility, Increase (Decrease), Net							1.6
Ultramax pool [Member] | AVIC [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback									3
Ultramax pool [Member] | $67.3 Million Lease Financing | Secured Debt [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback	2
SBI Rumba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Finance Lease, Liability, Payments, Due								16,883,000
Long-term Debt, Gross							15,935,000
SBI Tango [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Finance Lease, Liability, Payments, Due								17,303,000
Long-term Debt, Gross							16,412,000
SBI Echo [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Finance Lease, Liability, Payments, Due								17,396,000
Long-term Debt, Gross							16,548,000
SB Hermes [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							18,091,000	19,059,000
SBI Samba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							19,322,000	20,384,000
CMBFL [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							104,963,000	40,027,000
Virgo and Libra Lease [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							40,383,000	113,006,000
AVIC [Member] [Domain] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross								111,450,000
$67.3 Million Lease Financing | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross							61,197,000	0
Current [Domain] [Domain]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Bank loans and senior notes-current, net							40,749,000	74,115,000
non-current [Domain]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Bank lloans and senior notes-non-current, net							$ 601,238,000	$ 654,259,000
Virgo and Libra Lease [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement				11 years
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
ScrubberLoanAmortDailyRateyear1and2				$ 1,370
ScrubberLoanAmortDailyRateyear3and4				685
Sale Leaseback Transaction, Net Proceeds, Financing Activities				$ 21,000,000.0
CMBFL [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement			seven
Number of Assets sale leaseback			7
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Scrubber percentage of Market Value to be financed			75.00%
Scrubber percentage to be financed			75.00%
CMBFL [Member] | Ultramax pool [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback			3
SBI Rumba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Sale Leaseback Transaction, Net Proceeds, Financing Activities						$ 19,600,000
SBI Tango [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Sale Leaseback Transaction, Net Proceeds, Financing Activities						$ 19,000,000.0
Term of Bareboat Charter Agreement							5 years
SB Hermes [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement					five
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Sale Leaseback Transaction, Net Proceeds, Financing Activities					$ 20,500,000
SBI Cronos [Member] | $67.3 Million Lease Financing | Secured Debt [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement	nine years
SBI Lynx [Member] | $67.3 Million Lease Financing | Secured Debt [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement	twelve years
SBI Achilles [Member] | $67.3 Million Lease Financing | Secured Debt [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement	ten years